ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2017	2018	2019
	US$	US$	US$
Accrued payroll and welfare	—	—	59,897
Payables for professional fees	208,375	778,938	736,227
Other tax payable	—	—	7,697
Others	118,160	118,160	32,731
	326,535	897,098	836,552